Fair Value Measurements - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of assets held in the Trust Account

	Held to Maturity Level	Amortized Cost	Unrealized Gain (Loss)	Fair Value
June 30, 2025
Cash held in money markets	1	$816	—	$816
U.S. Treasury Securities (Matured on 07/01/25)	1	$302,300,456	$68,544	$302,369,000
December 31, 2024
Cash held in money markets	1	$2,216	—	$2,216
U.S. Treasury Securities (Matured on 02/06/25)	1	$296,120,431	$13,050	$296,133,481

As of December 31, 2024, assets held in the Trust Account were comprised of $2,216 in cash and $296,133,481 invested in U.S. Treasury Bills.

Held to Maturity	Level	Amortized Cost	Unrealized Gain (Loss)	Fair Value
December 31, 2024
Cash invest in money markets	1	$2,216	—	$2,216
U.S. Treasury Securities (Matured on 02/06/25)	1	$296,120,431	$13,050	$296,133,481

Schedule of quantitative information regarding market assumptions	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

May 6, 2024
Market price of public shares	$9.76
Term (years)	6.61
Risk-free rate	4.43%
Volatility	5.0%
Market Pricing Adjustment	15.0%
The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

May 6, 2024
Market price of public shares	$9.76
Term (years)	6.61
Risk-free rate	4.43%
Volatility	5.0%
Market pricing adjustment	15.0%